Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Investments [Abstract]
INVESTMENTS

8 – INVESTMENTS

The Company accounts for its private company investments without readily determinable fair values under the cost method. These investments, for which the Company is not able to exercise significant influence over any one individual investee, is measured and accounted for using an alternative measurement basis of a) the security’s carrying value at cost, b) less any impairment and c) plus or minus any qualifying observable price changes. Observable price changes or impairments recognized on the Company’s private company investments would be classified as a Level 3 financial instrument within the fair value hierarchy based on the nature of the fair value inputs. Any adjustments to the carrying values are recognized in other income, net in the Company’s consolidated statements of operations and comprehensive loss. As of December 31, 2023, the Company performed the qualitative assessment for impairment of its investments. Based on this qualitative assessment, impairment indicators were present for one of its investments therefore the company performed an analysis to estimate its fair value and recognized an impairment loss of $174,000 due to a change in the fair value. As of September 30, 2024 and December 31, 2023, the carrying value of the Company’s private company investments, including impairment, for the periods ended was $452,642 and $451,874, respectively, and was classified as Investments on the Company’s consolidated balance sheet as these investments did not have a stated contractual maturity date.

7 — INVESTMENTS

The Company accounts for its private company investments without readily determinable fair values under the cost method. These investments, for which the Company is not able to exercise significant influence over any one individual investee, is measured and accounted for using an alternative measurement basis of a) the security’s carrying value at cost, b) less any impairment and c) plus or minus any qualifying observable price changes.

Observable price changes or impairments recognized on the Company’s private company investments would be classified as a Level 3 financial instrument within the fair value hierarchy based on the nature of the fair value inputs. Any adjustments to the carrying values are recognized in other income expense, net in the Company’s consolidated statements of operations and comprehensive loss. As of December 31, 2023, the Company performed the qualitative assessment for impairment of its investments. Based on this qualitative assessment, impairment indicators were present for one of its investments therefore the company performed an analysis to estimate its fair value and recognized an impairment loss of $174,000 due to a change in the fair value. As of December 31, 2023 and 2022, the carrying value of the Company’s private company investments, including impairment, for the years ended was $451,874 and $625,940, respectively, and was classified as Investments on the Company’s consolidated balance sheet as these investments did not have a stated contractual maturity date.